Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
8.	INTANGIBLE ASSETS

Intangible assets, consists of the following:

	As of December 31,
	2019	2020	2020
	RMB	RMB	USD
At cost:
Trademark	23	26,718	4,095
Patent	33	33	5
Copyright	69	97	15
Software	142	6,804	1,042
License acquired	-	207,835	31,853
Total	267	241,487	37,010
Less: accumulated depreciation	(72)	(1,853)	(284)
Intangible assets, net	195	239,634	36,726

For the years ended December 31, 2018, 2019 and 2020, amortization expense was RMB24, RMB26 and RMB 1,749 (US$268), respectively.

The estimated annual amortization expense for each of the five succeeding fiscal years is as follow:

	Amortization	Amortization
Twelve months ending December 31,	RMB	USD
2021	4,076	625
2022	4,076	625
2023	3,998	613
2024	3,998	613
2025	3,472	532
Thereafter	12,415	1,903
Total	32,035	4,911